Income and other taxes - Schedule of Components of Income and Other Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income (loss) from operations before taxes	$ 976,799	$ (309,224)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax expense at statutory rates	$ 263,736	$ (83,490)
Losses and tax bases for which no tax benefit has been recorded	130,186	26,479
Effects of different foreign statutory tax rates	136,558	40,141
Withholding and other taxes	118,526	29,423
Change due to foreign exchange	(63,457)	29,894
Benefit of optional tax incentives	(41,382)	(21,625)
Non-deductible expenditures	31,340	11,340
Use of losses and temporary differences not previously recognised	(45,548)	0
Future withholding tax expense (recovery)	14,117	(2,699)
Change in income tax rates	4,000	(8,884)
Change in accruals for tax audits and settlement of income tax and customs assessments (Note 9)	2,279	67,352
Change in non-taxable portions of gains	(963)	807
Amounts under provided for in prior years	708	1,193
Benefit not recorded on impairment losses	0	227,498
Income tax expense	550,100	317,429
Current income tax, withholding and other taxes	694,650	319,726
Deferred income tax expense/(recovery)	$ (144,550)	$ (2,297)